Financial liabilities - Schedule of Warrants (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Financial assets at fair value through profit or loss [abstract]
Balance as at January 1	$ 0
Value of warrants issued	9,910,000
Fair value movement	1,040,000
Balance as at December 31	$ 10,950,000